Schedule of Investments (unaudited)
November 30, 2025
iShares® ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 3.3%
B3 SA - Brasil Bolsa Balcao	139,020	$392,226
Banco Bradesco SA	42,044	132,405
Banco do Brasil SA	44,916	189,581
BB Seguridade Participacoes SA	17,921	114,452
Engie Brasil Energia SA	7,477	43,311
Equatorial Energia SA	31,299	234,016
Localiza Rent a Car SA	24,217	205,791
Motiva Infraestrutura de Mobilidade SA	26,606	80,448
NU Holdings Ltd./Cayman Islands, Class A(a)	89,488	1,556,196
Porto Seguro SA	4,956	43,369
Raia Drogasil SA	33,853	151,195
Rede D'Or Sao Luiz SA(b)	21,122	187,405
Rumo SA	33,847	107,099
Telefonica Brasil SA	21,975	145,242
TIM SA/Brazil	23,322	109,579
TOTVS SA	14,510	117,105
XP Inc., Class A	10,512	207,192
		4,016,612
Chile — 0.7%
Banco de Chile	1,190,111	225,667
Banco de Credito e Inversiones SA	2,311	132,329
Banco Santander Chile	1,710,384	127,793
Empresas CMPC SA	31,629	44,299
Falabella SA	17,171	111,409
Latam Airlines Group SA	8,335,339	201,338
		842,835
China — 25.0%
360 Security Technology Inc., Class A	10,600	20,497
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,600	10,524
3SBio Inc.(b)	48,000	193,464
AAC Technologies Holdings Inc.	21,000	99,373
ACM Research Shanghai Inc., Class A	270	6,063
Advanced Micro-Fabrication Equipment Inc./China, Class A	1,057	40,385
Agricultural Bank of China Ltd., Class A	135,000	153,538
Agricultural Bank of China Ltd., Class H	730,000	547,612
Aier Eye Hospital Group Co. Ltd., Class A	14,000	22,828
Air China Ltd., Class A(a)	19,000	21,625
Alibaba Health Information Technology Ltd.(a)	154,000	111,060
Anhui Conch Cement Co. Ltd., Class A	6,700	21,681
Anhui Conch Cement Co. Ltd., Class H	33,000	99,483
Anhui Jianghuai Automobile Group Corp. Ltd., Class A(a)	3,200	22,262
Anker Innovations Technology Co. Ltd., Class A	1,000	15,712
Autohome Inc., ADR	1,508	35,830
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	8,700	9,681
Bank of Beijing Co. Ltd., Class A	33,400	26,836
Bank of China Ltd., Class A	62,900	54,032
Bank of China Ltd., Class H	1,875,000	1,129,715
Bank of Communications Co. Ltd., Class A	83,800	90,030
Bank of Communications Co. Ltd., Class H	230,000	211,314
Bank of Hangzhou Co. Ltd., Class A	12,000	26,473
Bank of Jiangsu Co. Ltd., Class A	29,500	44,735
Bank of Nanjing Co. Ltd., Class A	18,100	29,624
Bank of Ningbo Co. Ltd., Class A	11,200	44,973
Bank of Shanghai Co. Ltd., Class A	22,200	31,027
Bank of Suzhou Co. Ltd., Class A	9,300	10,788
Beijing Kingsoft Office Software Inc., Class A	678	29,983
Security	Shares	Value
China (continued)
Beijing New Building Materials PLC, Class A	2,300	$8,246
Beijing Roborock Technology Co. Ltd., Class A	289	6,250
Beijing Tong Ren Tang Co. Ltd., Class A	2,600	12,303
BeOne Medicines Ltd., Class H(a)	22,615	597,582
Bilibili Inc., Class Z(a)	6,560	174,876
BOC Aviation Ltd.(b)	5,400	49,272
Bosideng International Holdings Ltd.	122,000	77,874
Caitong Securities Co. Ltd., Class A	8,000	9,261
China CITIC Bank Corp. Ltd., Class A	19,200	21,099
China CITIC Bank Corp. Ltd., Class H	217,000	200,155
China Construction Bank Corp., Class A	33,200	45,395
China Construction Bank Corp., Class H	2,538,000	2,673,791
China Everbright Bank Co. Ltd., Class A	80,600	41,209
China Galaxy Securities Co. Ltd., Class A	10,900	24,605
China Galaxy Securities Co. Ltd., Class H	92,000	120,771
China International Capital Corp. Ltd., Class A	5,300	26,011
China International Capital Corp. Ltd., Class H(b)	44,000	108,110
China Jushi Co. Ltd., Class A	7,371	15,588
China Life Insurance Co. Ltd., Class A	4,700	29,023
China Life Insurance Co. Ltd., Class H	196,000	680,128
China Mengniu Dairy Co. Ltd.	82,000	158,769
China Merchants Bank Co. Ltd., Class A	32,400	197,211
China Merchants Bank Co. Ltd., Class H	103,000	694,500
China Merchants Port Holdings Co. Ltd.	36,000	72,549
China Merchants Securities Co. Ltd., Class A	11,800	27,265
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	15,600	20,477
China Minsheng Banking Corp. Ltd., Class A	56,072	32,460
China Minsheng Banking Corp. Ltd., Class H	176,000	98,465
China National Building Material Co. Ltd., Class H	96,000	64,634
China Overseas Land & Investment Ltd.	101,000	173,165
China Pacific Insurance Group Co. Ltd., Class A	10,600	52,297
China Pacific Insurance Group Co. Ltd., Class H	70,000	278,714
China Railway Signal & Communication Corp. Ltd., Class A	10,600	7,808
China Resources Land Ltd.	84,500	329,010
China Resources Mixc Lifestyle Services Ltd.(b)	18,600	106,282
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	2,700	10,743
China Ruyi Holdings Ltd.(a)	300,000	94,080
China Southern Airlines Co. Ltd., Class A(a)	21,700	20,839
China State Construction International Holdings Ltd.	32,000	38,206
China Three Gorges Renewables Group Co. Ltd., Class A	46,200	27,332
China Tourism Group Duty Free Corp. Ltd., Class A	3,250	36,462
China Vanke Co. Ltd., Class A(a)	18,200	13,885
China Vanke Co. Ltd., Class H(a)	57,500	26,952
China Yangtze Power Co. Ltd., Class A	38,600	152,778
China Zheshang Bank Co. Ltd., Class A	36,820	16,000
Chongqing Rural Commercial Bank Co. Ltd., Class A	19,060	17,525
Chongqing Rural Commercial Bank Co. Ltd., Class H	59,000	47,590
Chongqing Zhifei Biological Products Co. Ltd., Class A	3,600	10,496
Chow Tai Fook Jewellery Group Ltd.	53,000	93,294
CITIC Securities Co. Ltd., Class A	19,600	76,741
CITIC Securities Co. Ltd., Class H	41,500	143,001
CNGR Advanced Material Co. Ltd., Class A	1,400	8,361
CSC Financial Co. Ltd., Class A	6,300	22,163
CSPC Innovation Pharmaceutical Co. Ltd., Class A	2,120	9,754
CSPC Pharmaceutical Group Ltd.	214,000	218,403
East Money Information Co. Ltd., Class A	24,900	82,743
Ecovacs Robotics Co. Ltd., Class A	800	8,931
Empyrean Technology Co. Ltd., Class A	700	10,392

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Eve Energy Co. Ltd., Class A	3,300	$33,504
Far East Horizon Ltd.	58,000	59,366
Flat Glass Group Co. Ltd., Class A	2,900	6,646
Focus Media Information Technology Co. Ltd., Class A	22,900	23,852
Foshan Haitian Flavouring & Food Co. Ltd., Class A	7,900	41,432
Foxconn Industrial Internet Co. Ltd., Class A	21,000	181,913
GDS Holdings Ltd., Class A(a)	29,700	126,471
Genscript Biotech Corp.(a)	32,000	61,521
Goneo Group Co. Ltd., Class A	1,000	6,069
Gree Electric Appliances Inc. of Zhuhai, Class A	4,200	24,019
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	2,624	9,589
Guangzhou Tinci Materials Technology Co. Ltd., Class A	3,100	18,169
Guosen Securities Co. Ltd., Class A	12,200	22,414
Guotai Haitong Securities Co. Ltd.	21,222	57,655
Guotai Haitong Securities Co. Ltd., Class H(b)	52,600	105,183
Guoyuan Securities Co. Ltd., Class A	6,800	7,920
H World Group Ltd., ADR	5,240	241,564
Haitian International Holdings Ltd.	17,000	47,745
Hangzhou First Applied Material Co. Ltd., Class A	4,100	8,202
Hangzhou Tigermed Consulting Co. Ltd., Class A	500	3,624
Hansoh Pharmaceutical Group Co. Ltd.(b)	40,000	207,384
Hengan International Group Co. Ltd.	16,500	59,623
Horizon Robotics(a)	132,000	134,431
Huadong Medicine Co. Ltd., Class A	2,400	14,293
Huaqin Technology Co. Ltd., Class A	1,400	17,517
Huatai Securities Co. Ltd., Class A	14,600	43,748
Huatai Securities Co. Ltd., Class H(b)	33,800	79,698
Huaxia Bank Co. Ltd., Class A	19,300	18,933
Hundsun Technologies Inc., Class A	3,478	14,511
IEIT Systems Co. Ltd., Class A	2,712	23,833
Industrial & Commercial Bank of China Ltd., Class A	98,600	113,153
Industrial & Commercial Bank of China Ltd., Class H	1,718,000	1,424,256
Industrial Bank Co. Ltd., Class A	33,000	98,649
Industrial Securities Co. Ltd., Class A	15,660	15,034
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	9,900	41,222
Innovent Biologics Inc.(a)(b)	38,500	466,712
Isoftstone Information Technology Group Co. Ltd., Class A	1,500	10,158
JD Health International Inc.(a)(b)	29,700	234,964
JD Logistics Inc.(a)(b)	50,900	79,983
JD.com Inc., Class A	63,050	943,167
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	10,100	89,038
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	1,400	7,082
Kanzhun Ltd., ADR	9,825	217,132
KE Holdings Inc., Class A	53,829	310,362
Kingdee International Software Group Co. Ltd.(a)	80,000	145,932
Kingsoft Corp. Ltd.	28,000	103,488
Kuaishou Technology(b)	66,600	584,643
Laopu Gold Co. Ltd., Class H	700	60,771
Li Auto Inc., Class A(a)	32,938	304,098
Lingyi iTech Guangdong Co., Class A	11,000	21,776
Longfor Group Holdings Ltd.(b)	57,000	71,497
Meitu Inc.(b)	93,000	103,282
Meituan, Class B(a)(b)	131,400	1,703,385
MINISO Group Holding Ltd.	13,428	67,330
NetEase Inc.	45,975	1,271,806
New Oriental Education & Technology Group Inc.	35,400	182,079
Ningbo Sanxing Medical Electric Co. Ltd., Class A	2,100	6,737
Nongfu Spring Co. Ltd., Class H(b)	53,400	336,173
Security	Shares	Value
China (continued)
OmniVision Integrated Circuits Group Inc.	1,900	$32,249
Orient Securities Co. Ltd., Class A	13,400	19,785
People's Insurance Co. Group of China Ltd. (The), Class A	17,200	21,136
People's Insurance Co. Group of China Ltd. (The), Class H	233,000	211,601
Pharmaron Beijing Co. Ltd., Class A	2,100	8,658
PICC Property & Casualty Co. Ltd., Class H	182,000	413,955
Ping An Bank Co. Ltd., Class A	30,600	50,314
Ping An Insurance Group Co. of China Ltd., Class A	16,700	139,814
Ping An Insurance Group Co. of China Ltd., Class H	177,000	1,295,361
Poly Developments and Holdings Group Co. Ltd., Class A	16,300	15,622
Pop Mart International Group Ltd.(b)	14,200	412,091
Postal Savings Bank of China Co. Ltd., Class A	48,400	38,920
Postal Savings Bank of China Co. Ltd., Class H(b)	235,000	166,256
Qfin Holdings, Inc.	2,558	49,958
Sany Heavy Industry Co. Ltd., Class A	13,500	38,899
Satellite Chemical Co. Ltd., Class A	5,400	12,944
Seres Group Co. Ltd., Class A	2,600	46,521
SF Holding Co. Ltd., Class A	7,900	42,963
SG Micro Corp., Class A	780	7,214
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	63,600	45,381
Shanghai Electric Group Co. Ltd., Class A(a)	20,683	25,728
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	3,200	12,314
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	5,200	13,121
Shanghai Pudong Development Bank Co. Ltd., Class A	49,600	80,636
Shanghai Putailai New Energy Technology Co. Ltd., Class A	3,300	12,489
Shanghai RAAS Blood Products Co. Ltd., Class A	5,200	4,883
Shanghai Rural Commercial Bank Co. Ltd., Class A	15,899	21,186
Shanghai United Imaging Healthcare Co. Ltd., Class A	1,368	25,822
Shengyi Technology Co. Ltd., Class A	3,700	30,387
Shenwan Hongyuan Group Co. Ltd., Class A	36,900	26,941
Shenzhen Inovance Technology Co. Ltd., Class A	2,300	23,062
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,900	55,023
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	1,300	10,849
Shenzhou International Group Holdings Ltd.	21,900	196,158
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	2,200	10,738
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H(a)	1,300	76,392
Sino Biopharmaceutical Ltd.	273,000	248,173
Sinolink Securities Co. Ltd., Class A	6,100	7,921
Sinotruk Hong Kong Ltd.	18,000	62,636
SooChow Securities Co. Ltd., Class A	6,100	7,721
Sunny Optical Technology Group Co. Ltd.	18,800	154,269
Sunwoda Electronic Co. Ltd., Class A	3,100	12,997
TAL Education Group, ADR(a)(c)	11,061	121,671
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	6,300	8,396
Tencent Music Entertainment Group, ADR	15,122	279,001
Tongcheng Travel Holdings Ltd.	34,000	95,971
Trip.com Group Ltd.	16,400	1,142,940
Vipshop Holdings Ltd., ADR	8,192	160,891
Want Want China Holdings Ltd.	125,000	74,917
Weichai Power Co. Ltd., Class A	10,700	26,282
Weichai Power Co. Ltd., Class H	51,000	126,688
Western Mining Co. Ltd., Class A	3,600	11,767

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Wingtech Technology Co. Ltd., Class A(a)	2,800	$16,252
WuXi AppTec Co. Ltd., Class A	4,260	55,281
WuXi AppTec Co. Ltd., Class H(b)	9,840	128,565
Wuxi Biologics Cayman Inc.(a)(b)	91,500	368,490
WuXi XDC Cayman Inc.(a)	9,500	80,252
Xiamen Tungsten Co. Ltd., Class A	2,516	12,297
Xinyi Solar Holdings Ltd.	122,000	50,669
XPeng Inc., Class A(a)	32,936	358,937
Yadea Group Holdings Ltd.(b)	34,000	53,960
Yealink Network Technology Corp. Ltd., Class A	1,500	7,189
Yonyou Network Technology Co. Ltd., Class A(a)	5,400	10,952
Yunnan Baiyao Group Co. Ltd., Class A	3,040	24,129
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,000	24,312
Zhejiang China Commodities City Group Co. Ltd., Class A	8,700	20,332
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,700	8,808
Zhejiang Leapmotor Technology Co. Ltd., Class H(a)(b)	13,700	93,723
Zhejiang NHU Co. Ltd., Class A	4,100	14,160
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	3,000	18,370
Zhongji Innolight Co. Ltd., Class A	1,800	131,974
Zhuzhou CRRC Times Electric Co. Ltd., Class A	1,376	9,727
Zhuzhou CRRC Times Electric Co. Ltd., Class H	11,600	57,584
		30,081,287
Colombia — 0.2%
Grupo Cibest SA	6,807	115,801
Interconexion Electrica SA ESP	12,135	80,768
		196,569
Czech Republic — 0.1%
Komercni Banka AS	1,926	107,850
Moneta Money Bank AS(b)	6,891	62,747
		170,597
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	60,365	136,220
Greece — 1.1%
Alpha Bank SA	58,445	238,615
Eurobank Ergasias Services and Holdings SA	68,368	270,791
Hellenic Telecommunications Organization SA	4,059	80,674
Jumbo SA	3,063	97,242
National Bank of Greece SA	23,005	360,483
Piraeus Financial Holdings SA	29,852	245,056
		1,292,861
Hungary — 0.1%
Richter Gedeon Nyrt	3,781	111,997
India — 15.8%
ABB India Ltd.	1,456	84,396
APL Apollo Tubes Ltd.	4,829	93,022
Asian Paints Ltd.	9,974	321,348
AU Small Finance Bank Ltd.(b)	9,834	105,267
Axis Bank Ltd.	60,514	868,475
Bajaj Auto Ltd.	1,768	179,754
Bajaj Finance Ltd.	74,041	861,970
Bank of Baroda	27,872	90,577
Bosch Ltd.	200	80,872
Canara Bank	47,659	81,028
Cholamandalam Investment and Finance Co. Ltd.	11,152	217,269
Cipla Ltd.	14,889	255,282
Colgate-Palmolive India Ltd.	3,157	76,655
Cummins India Ltd.	3,581	179,781
Security	Shares	Value
India (continued)
Divi's Laboratories Ltd.	3,102	$224,874
Dr Reddy's Laboratories Ltd.	14,229	200,798
Eicher Motors Ltd.	3,660	289,200
Eternal Ltd.(a)	64,007	215,674
Fortis Healthcare Ltd.	12,974	133,645
FSN E-Commerce Ventures Ltd.(a)	31,374	93,992
GMR Airports Infrastructure Ltd.(a)	64,390	78,250
Godrej Properties Ltd.(a)	3,913	92,794
Havells India Ltd.	5,788	93,387
HCL Technologies Ltd.	25,026	456,014
HDFC Bank Ltd.	300,015	3,390,187
HDFC Life Insurance Co. Ltd.(b)	25,733	220,537
Hindustan Unilever Ltd.	21,678	598,668
ICICI Lombard General Insurance Co. Ltd.(b)	6,641	146,678
ICICI Prudential Life Insurance Co. Ltd.(b)	9,526	66,128
IDFC First Bank Ltd.	96,374	86,556
Indian Hotels Co. Ltd., Class A	22,658	189,101
IndusInd Bank Ltd.(a)	15,104	145,380
Info Edge India Ltd.	9,310	138,941
InterGlobe Aviation Ltd.(b)	5,026	332,990
Kotak Mahindra Bank Ltd.	28,847	687,027
Lodha Developers Ltd.(b)	7,849	101,139
Lupin Ltd.	6,357	148,403
Mahindra & Mahindra Ltd.	24,631	1,036,952
Marico Ltd.	14,240	114,331
Max Healthcare Institute Ltd.	20,284	264,300
Mphasis Ltd.	2,852	89,970
Nestle India Ltd.	17,766	250,722
Oberoi Realty Ltd.	3,398	62,740
One 97 Communications Ltd., NVS(a)	10,138	150,134
Oracle Financial Services Software Ltd.	574	52,278
PB Fintech Ltd.(a)	9,080	185,443
Persistent Systems Ltd., NVS	2,888	206,058
Phoenix Mills Ltd. (The)	5,410	105,319
PI Industries Ltd.	2,061	78,393
Pidilite Industries Ltd.	8,125	133,688
Power Grid Corp. of India Ltd.	122,555	370,930
Punjab National Bank	61,690	86,150
SBI Cards & Payment Services Ltd.	7,519	73,986
SBI Life Insurance Co. Ltd.(b)	11,678	257,486
Shriram Finance Ltd.	37,252	356,029
State Bank of India	48,782	535,423
Sundaram Finance Ltd.	1,817	96,249
Supreme Industries Ltd.	1,710	65,064
Swiggy Ltd.(a)	22,509	95,576
Tata Consultancy Services Ltd.	23,672	833,816
Tata Consumer Products Ltd.	15,630	205,186
Tech Mahindra Ltd.	14,173	241,422
Titan Co. Ltd.	9,382	411,070
Torrent Pharmaceuticals Ltd.	3,191	132,755
Trent Ltd.	4,776	227,850
TVS Motor Co. Ltd.	6,312	250,031
Union Bank of India Ltd.	41,199	70,874
Varun Beverages Ltd.	35,482	191,717
Vishal Mega Mart Ltd.(a)	53,563	81,556
Voltas Ltd.	5,712	88,062
		19,027,619
Indonesia — 1.6%
Bank Central Asia Tbk PT	1,460,300	727,171
Bank Mandiri Persero Tbk PT	981,100	284,972
Bank Negara Indonesia Persero Tbk PT	400,600	102,617
Bank Rakyat Indonesia Persero Tbk PT	1,797,647	398,190

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Indonesia (continued)
GoTo Gojek Tokopedia Tbk PT(a)	24,260,600	$93,202
Telkom Indonesia Persero Tbk PT	1,302,200	276,813
		1,882,965
Kuwait — 1.5%
Boubyan Bank KSCP	41,457	95,488
Gulf Bank KSCP	55,585	64,510
Kuwait Finance House KSCP	291,792	756,691
Mabanee Co. KPSC	15,635	54,808
Mobile Telecommunications Co. KSCP	52,489	88,921
National Bank of Kuwait SAKP	219,638	718,573
Warba Bank KSCP(a)	53,620	50,835
		1,829,826
Malaysia — 1.9%
AMMB Holdings Bhd	64,700	93,235
Axiata Group Bhd	74,700	43,640
CELCOMDIGI Bhd	91,900	72,942
CIMB Group Holdings Bhd(c)	212,600	393,903
Gamuda Bhd	125,700	162,863
Hong Leong Bank Bhd	16,900	86,489
IHH Healthcare Bhd(c)	60,200	120,408
Kuala Lumpur Kepong Bhd(c)	14,100	68,922
Malayan Banking Bhd	158,000	379,076
Maxis Bhd	60,700	58,670
MR DIY Group M Bhd(b)	82,500	30,168
Nestle Malaysia Bhd(c)	1,700	44,002
Press Metal Aluminium Holdings Bhd	99,500	161,692
Public Bank Bhd	382,200	402,531
RHB Bank Bhd	45,600	76,724
SD Guthrie Bhd	56,400	71,106
Telekom Malaysia Bhd	31,300	56,230
		2,322,601
Mexico — 2.6%
America Movil SAB de CV, Series B, Class B	477,059	549,500
Arca Continental SAB de CV	14,056	140,537
Cemex SAB de CV, NVS	397,744	427,714
Fibra Uno Administracion SA de CV	70,015	102,760
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	7,760	104,025
Grupo Aeroportuario del Pacifico SAB de CV, Class B	10,227	244,116
Grupo Aeroportuario del Sureste SAB de CV, Class B	4,892	147,824
Grupo Bimbo SAB de CV, Series A, Class A	34,056	108,117
Grupo Financiero Banorte SAB de CV, Class O	66,713	642,196
Kimberly-Clark de Mexico SAB de CV, Class A	42,451	87,031
Prologis Property Mexico SA de CV	25,791	110,416
Wal-Mart de Mexico SAB de CV	136,466	457,099
		3,121,335
Peru — 0.4%
Credicorp Ltd.	1,770	455,262
Philippines — 0.4%
Ayala Land Inc.	159,900	55,547
Bank of the Philippine Islands	52,400	104,094
BDO Unibank Inc.	63,261	141,416
Jollibee Foods Corp.	10,450	33,678
Metropolitan Bank & Trust Co.	49,060	55,213
SM Investments Corp.	6,060	76,467
		466,415
Poland — 1.3%
Allegro.eu SA (a)(b)	17,721	155,733
Bank Polska Kasa Opieki SA	4,800	263,366
Budimex SA	345	59,097
Security	Shares	Value
Poland (continued)
CCC SA(a)(c)	1,511	$55,923
CD Projekt SA	1,770	124,403
KGHM Polska Miedz SA(a)	3,684	213,696
LPP SA	30	139,849
mBank SA(a)	401	112,294
Powszechny Zaklad Ubezpieczen SA	15,917	274,457
Santander Bank Polska SA	1,052	148,470
Zabka Group SA(a)	9,841	62,796
		1,610,084
Qatar — 0.9%
Al Rayan Bank	164,311	98,340
Commercial Bank PSQC (The)	88,999	98,378
Qatar Islamic Bank QPSC	46,552	297,009
Qatar National Bank QPSC	121,613	603,911
		1,097,638
Russia — 0.0%
Moscow Exchange MICEX-RTS PJSC(a)(d)	12,190	2
PhosAgro PJSC(a)(d)	11	—
Polyus PJSC(a)(d)	3,290	—
TCS Group Holding PLC, GDR(a)(d)(e)	1,183	—
VK IPJSC(a)(d)(e)	1,337	—
		2
Saudi Arabia — 4.0%
Al Rajhi Bank	51,793	1,324,762
Alinma Bank	31,637	204,348
Arabian Internet & Communications Services Co.	632	37,872
Bank AlBilad	19,256	134,599
Banque Saudi Fransi	33,311	146,034
Bupa Arabia for Cooperative Insurance Co.	1,991	78,033
Dr Sulaiman Al Habib Medical Services Group Co.	2,374	153,016
Etihad Etisalat Co.	10,151	170,185
Jarir Marketing Co.	16,562	56,076
Riyad Bank	38,796	266,859
Saudi Arabian Mining Co.(a)	35,586	578,871
Saudi Awwal Bank	26,501	216,535
Saudi Investment Bank (The)	16,251	56,165
Saudi National Bank (The)	77,609	763,856
Saudi Telecom Co.	52,516	597,672
		4,784,883
South Africa — 3.3%
Bid Corp. Ltd.	9,080	216,763
Bidvest Group Ltd. (The)	8,732	117,228
Capitec Bank Holdings Ltd.	2,297	521,048
Clicks Group Ltd.	5,989	121,792
Discovery Ltd.	14,775	189,548
Naspers Ltd., Class N	20,696	1,294,750
NEPI Rockcastle NV	15,855	135,828
Northam Platinum Holdings Ltd.	9,451	168,575
Pepkor Holdings Ltd.(b)	95,678	146,465
Sanlam Ltd.	47,735	255,954
Shoprite Holdings Ltd.	12,388	198,776
Valterra Platinum Ltd.	7,019	487,439
Vodacom Group Ltd.	17,065	133,817
		3,987,983
South Korea — 11.0%
Amorepacific Corp.	752	63,700
Celltrion Inc.	3,938	498,417
Coway Co. Ltd.	1,496	87,728
DB Insurance Co. Ltd.	1,272	108,031
Doosan Bobcat Inc.	1,395	52,534
Doosan Co. Ltd.	202	120,872

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Doosan Enerbility Co. Ltd.(a)	11,847	$617,684
Hana Financial Group Inc.	7,330	466,371
Hanjin Kal Corp.	616	43,122
HD Hyundai Electric Co. Ltd.	621	328,985
HYBE Co. Ltd.	601	122,802
Industrial Bank of Korea	7,171	100,380
KakaoBank Corp.	4,462	65,880
KB Financial Group Inc.	9,551	814,746
Korea Investment Holdings Co. Ltd.	1,102	120,487
Korea Zinc Co. Ltd.	102	93,467
Korean Air Lines Co. Ltd.	4,635	69,111
Krafton Inc.(a)	747	131,189
LG Corp.	2,233	119,972
LG Energy Solution Ltd.(a)	1,232	342,830
LG H&H Co. Ltd.	248	46,721
LG Uplus Corp.	5,457	55,882
LS Electric Co. Ltd.	399	125,248
Mirae Asset Securities Co. Ltd.	5,304	79,057
NH Investment & Securities Co. Ltd.	3,994	56,257
POSCO Future M Co. Ltd.(a)	929	130,795
Samsung Biologics Co. Ltd.(a)(b)	318	348,565
Samsung Electro-Mechanics Co. Ltd.	1,479	253,560
Samsung Fire & Marine Insurance Co. Ltd.	789	258,324
Samsung Life Insurance Co. Ltd.	2,115	220,569
Samsung SDI Co. Ltd.	1,592	325,319
Samsung SDS Co. Ltd.	1,144	131,330
Shinhan Financial Group Co. Ltd.	11,505	614,965
SK Biopharmaceuticals Co. Ltd.(a)	835	79,635
SK Hynix, Inc.	14,410	5,219,579
SK Square Co. Ltd.(a)	2,450	500,263
Woori Financial Group Inc.	17,430	315,756
Yuhan Corp.	1,466	122,038
		13,252,171
Taiwan — 18.2%
Accton Technology Corp.	13,000	425,903
Advantech Co. Ltd.	12,599	115,875
Airtac International Group	4,000	115,378
ASE Technology Holding Co. Ltd.	87,000	638,161
Asia Vital Components Co. Ltd.	9,000	396,215
ASPEED Technology Inc.	1,000	234,436
Asustek Computer Inc.	19,000	364,625
Caliway Biopharmaceuticals Co. Ltd.(a)	27,000	135,474
Cathay Financial Holding Co. Ltd.	252,080	516,077
Chailease Holding Co. Ltd.	41,613	136,738
Chang Hwa Commercial Bank Ltd.	171,705	110,581
China Airlines Ltd.	80,000	49,021
China Steel Corp.	308,000	179,313
Chroma ATE Inc.	10,000	261,699
Chunghwa Telecom Co. Ltd.	102,000	424,672
Compal Electronics Inc.	112,000	104,978
CTBC Financial Holding Co. Ltd.	443,000	613,788
Delta Electronics Inc.	51,000	1,520,333
E Ink Holdings Inc.	23,000	141,063
E.Sun Financial Holding Co. Ltd.	387,155	374,595
Eclat Textile Co. Ltd.	5,000	69,977
eMemory Technology Inc.	2,000	130,965
Eva Airways Corp.	70,000	76,150
Evergreen Marine Corp. Taiwan Ltd.	29,000	166,113
Far Eastern New Century Corp.	78,000	70,149
Far EasTone Telecommunications Co. Ltd.	47,000	132,002
First Financial Holding Co. Ltd.	306,186	269,476
Fortune Electric Co. Ltd.	4,400	98,478
Security	Shares	Value
Taiwan (continued)
Fubon Financial Holding Co. Ltd.	222,496	$657,161
Gigabyte Technology Co. Ltd.	14,000	108,983
Hotai Motor Co. Ltd.	8,100	157,744
Hua Nan Financial Holdings Co. Ltd.	240,398	225,696
Innolux Corp.	200,861	86,842
International Games System Co. Ltd.	6,000	142,237
Inventec Corp.	70,000	97,481
KGI Financial Holding Co. Ltd.	425,190	213,549
King Slide Works Co. Ltd.	1,000	121,976
Lite-On Technology Corp.	52,000	264,209
Lotes Co. Ltd.	2,000	83,798
MediaTek Inc.	40,000	1,782,517
Mega Financial Holding Co. Ltd.	314,960	402,723
Novatek Microelectronics Corp.	15,000	186,449
PharmaEssentia Corp.	7,768	127,890
Realtek Semiconductor Corp.	13,000	216,335
Shanghai Commercial & Savings Bank Ltd. (The)	105,225	131,196
SinoPac Financial Holdings Co. Ltd.	328,066	281,965
Taiwan Business Bank	194,516	98,304
Taiwan Cooperative Financial Holding Co. Ltd.	291,120	221,367
Taiwan High Speed Rail Corp.	52,000	46,332
Taiwan Mobile Co. Ltd.	47,000	161,843
Taiwan Semiconductor Manufacturing Co. Ltd.	129,000	5,947,723
Teco Electric and Machinery Co. Ltd.	31,000	86,857
TS Financial Holding Co. Ltd.	556,306	320,171
Uni-President Enterprises Corp.	128,000	312,331
United Microelectronics Corp.	297,000	436,071
Vanguard International Semiconductor Corp.	30,000	86,812
Wistron Corp.	81,000	374,434
Yageo Corp.	43,380	325,897
Yuanta Financial Holding Co. Ltd.	289,820	333,773
		21,912,901
Thailand — 1.6%
Advanced Info Service PCL, NVDR	27,400	261,894
Airports of Thailand PCL, NVDR	112,600	152,567
Bangkok Dusit Medical Services PCL, NVDR	291,300	172,225
Bumrungrad Hospital PCL, NVDR	16,200	85,469
Central Pattana PCL, NVDR(c)	53,300	88,886
CP ALL PCL, NVDR	141,900	191,140
CP Axtra PCL, NVDR	56,793	28,680
Delta Electronics Thailand PCL, NVDR	82,400	518,837
Kasikornbank PCL, NVDR	15,500	89,883
Krung Thai Bank PCL, NVDR	91,200	78,015
Minor International PCL, NVDR	83,000	56,870
SCB X PCL, NVDR	22,300	90,146
TMBThanachart Bank PCL, NVDR(c)	682,400	40,971
True Corp. PCL, NVDR	273,000	91,768
		1,947,351
Turkey — 0.3%
Akbank TAS	83,627	127,585
Turk Hava Yollari AO	14,148	90,865
Turkcell Iletisim Hizmetleri AS	32,329	71,292
Yapi ve Kredi Bankasi A/S(a)	90,952	75,644
		365,386
United Arab Emirates — 2.4%
Abu Dhabi Commercial Bank PJSC	83,701	321,436
Abu Dhabi Islamic Bank PJSC	38,595	209,191
Aldar Properties PJSC	102,126	226,732
Dubai Islamic Bank PJSC	76,909	192,092
Emaar Properties PJSC	175,259	634,987
Emirates NBD Bank PJSC	50,033	332,386

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Arab Emirates (continued)
Emirates Telecommunications Group Co. PJSC	90,824	$445,113
First Abu Dhabi Bank PJSC	116,106	500,779
Salik Co. PJSC	50,652	79,160
		2,941,876
Total Common Stocks — 97.8% (Cost: $89,899,748)		117,855,276
Preferred Stocks
Brazil — 1.7%
Banco Bradesco SA, Preference Shares, NVS	139,467	515,765
Gerdau SA, Preference Shares, NVS	35,434	127,255
Itau Unibanco Holding SA, Preference Shares, NVS	140,837	1,098,391
Itausa SA, Preference Shares, NVS	150,654	347,152
		2,088,563
Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	3,760	241,375
Colombia — 0.2%
Grupo Cibest SA, Preference Shares	11,736	184,220
India — 0.0%
TVS Motor Co. Ltd., 6.00%	24,188	2,704
Total Preferred Stocks — 2.1% (Cost: $1,711,336)		2,516,862
Total Long-Term Investments — 99.9% (Cost: $91,611,084)		120,372,138
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(f)(g)(h)	565,580	$565,863
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(f)(g)	1,330,000	1,330,000
Total Short-Term Securities — 1.6% (Cost: $1,895,863)		1,895,863
Total Investments — 101.5% (Cost: $93,506,947)		122,268,001
Liabilities in Excess of Other Assets — (1.5)%		(1,786,989)
Net Assets — 100.0%		$120,481,012

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,339,659	$—	$(773,792)(a)	$(4)	$—	$565,863	565,580	$2,798 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	410,000	920,000 (a)	—	—	—	1,330,000	1,330,000	5,477	—
				$(4)	$—	$1,895,863		$8,275	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	1	12/19/25	$69	$128

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced MSCI EM ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$14,996,859	$102,858,415	$2	$117,855,276
Preferred Stocks	2,514,158	2,704	—	2,516,862
Short-Term Securities
Money Market Funds	1,895,863	—	—	1,895,863
	$19,406,880	$102,861,119	$2	$122,268,001
Derivative Financial Instruments(a)
Assets
Equity Contracts	$128	$—	$—	$128

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company